Exploration and evaluation of oil and gas reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property plant and equipment
Balance at January 1, 2024	$ 136,285	$ 153,424
Additions	31,332	26,199
Balance at December 31, 2024	168,040	136,285
Intangible assets
Opening Balance	2,255
Closing Balance	2,523	2,255
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,091	3,084
Capitalised development expenditure [member]
Intangible assets
Opening Balance	1,609	2,313
Write-offs	(19)	(19)
Losses on exploration expenditures written off	(164)	(224)
Translation adjustment	194	(481)
Closing Balance	1,664	1,609
Capitalized Acquistion Costs [Member]
Property plant and equipment
Balance at January 1, 2024	1,475	1,512
Additions	1,071	338
Write-offs	(7)	(27)
Transfers	(97)	(3)
Translation adjustment	175	(345)
Losses on exploration expenditures written off	(190)
Balance at December 31, 2024	2,427	1,475
Intangible assets
Additions	$ 44	$ 20